Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Maximum Amount Payable Under Various Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of commitments guarantees pledged assets provisions and contingent liabilities [Abstract]
Fair value of derivative liabilities	$ 43	$ 8